Intangible Assets	6 Months Ended
Jun. 30, 2018
INTANGIBLE ASSETS [Abstract]
Intangible Assets

NOTE 6 – INTANGIBLE ASSETS

Intangible assets as of June 30, 2018 and December 31, 2017 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2016	$83,716	$(64,764)	$18,952
Additions	—	(10,872)	(10,872)

Favorable lease terms December 31, 2017	$83,716	$(75,636)	$8,080
Additions	—	(2,032)	(2,032)

Favorable lease terms June 30, 2018	$83,716	$(77,668)	$6,048

Amortization expense of favorable lease terms for the three and six month periods ended June 30, 2018 and 2017 is presented in the following table:

	Three Month Period Ended		Six Month Period Ended
	June 30, 2018	June 30, 2017	June 30, 2018	June 30, 2017
Favorable lease terms	$(1,016)	$(5,275)	$(2,032)	$(8,446)

Total	$(1,016)	$(5,275)	$(2,032)	$(8,446)

The aggregate amortization of the intangibles for the 12-month periods ended June 30 is estimated to be as follows:

Year	Amount
2019	2,299
2020	1,166
2021	1,166
2022 and thereafter	1,417

$6,048

Intangible assets subject to amortization are amortized using straight line method over their estimated useful lives to their estimated residual value of zero. The weighted average useful lives are 10.3 years for the remaining favorable lease terms, at inception.